Intangible Assets Other Than Goodwill (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2016		Dec. 31, 2015
Total Intangible assets
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition cost	[1],[2]	$ 271,547		$ 271,547
Accumulated amortization	[1]	(127,069)		(121,090)
Net Book Value		144,478		150,457
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition cost	[3]	(24,271)		(24,721)
Accumulated amortization		17,407		17,195
Write offs		7,314	[3]	0
Net Book Value		0		(7,526)
Total
Acquired Finite Lived Intangible Assets [Line Items]
Net Book Value		$ 144,478		$ 142,931

[1]	As of June 30, 2016 and December 31, 2015, intangible assets associated with favorable lease terms included an amount of $10,575 related to purchase options for the vessels.
[2]	As of June 30, 2016, Navios Logistics, had paid $17,000, for the expansion of its dry port terminal in Uruguay.
[3]	As of June 30, 2016 and December 31, 2015, the intangible liability associated with the unfavorable lease terms included an amount of $0 and $(467), respectively, related to purchase options held by third parties. During the six months ended June 30, 2016, $7,314 of unfavorable lease terms were written-off. This write-off resulted from the early redelivery of one vessel (See Note 10). During the six months ended June 30, 2016, acquisition cost and accumulated amortization of $17,407, of fully amortized unfavorable lease terms were written-off. As of June 30, 2016 and December 31, 2015, no purchase options held by third parties were exercised.